SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (Recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted price in active market for identical assets (Level 1)
Fair value measurement
Assets	$ 8	$ 807
Significant unobservable inputs (Level 3)
Fair value measurement
Liabilities	839	440
Money market funds in cash equivalent | Quoted price in active market for identical assets (Level 1)
Fair value measurement
Assets	8	807
Warrant liabilities | Significant unobservable inputs (Level 3)
Fair value measurement
Liabilities	$ 839	$ 440